Distribution Date:	06/17/26	BBCMS Mortgage Trust 2023-C22
Determination Date:	06/11/26
Next Distribution Date:	07/17/26
Record Date:	05/29/26	BBCMS Mortgage Trust 2023-C22
Series 2023-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
Mortgage Loan Detail (Part 2)	15-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	17	Trustee	Computershare Trust Company, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Liquidated Loan Detail	25	Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	26		Attention: Surveillance Manager		notices@pentalphasurveilllance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	27
		Directing Certificateholder	RREF IV-D AIV RR H, LLC
Supplemental Notes	28
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05554FAA3	6.362000%	2,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05554FAB1	6.728000%	13,200,000.00	9,504,569.01	28,949.29	53,288.95	0.00	0.00	82,238.24	9,475,619.72	30.28%	30.00%
A-4	05554FAC9	6.521000%	106,000,000.00	106,000,000.00	0.00	576,021.67	0.00	0.00	576,021.67	106,000,000.00	30.28%	30.00%
A-5	05554FAD7	6.804000%	356,170,000.00	356,170,000.00	0.00	2,019,483.90	0.00	0.00	2,019,483.90	356,170,000.00	30.28%	30.00%
A-SB	05554FAE5	7.048000%	6,826,000.00	6,826,000.00	0.00	40,091.37	0.00	0.00	40,091.37	6,826,000.00	30.28%	30.00%
A-S	05554FAF2	7.367914%	82,269,000.00	82,269,000.00	0.00	505,125.73	0.00	0.00	505,125.73	82,269,000.00	18.30%	18.13%
B	05554FAJ4	7.367914%	32,042,000.00	32,042,000.00	0.00	196,735.57	0.00	0.00	196,735.57	32,042,000.00	13.63%	13.50%
C	05554FAK1	7.367914%	20,784,000.00	20,784,000.00	0.00	127,612.26	0.00	0.00	127,612.26	20,784,000.00	10.60%	10.50%
D	05554FAL9	4.250000%	6,928,000.00	6,928,000.00	0.00	24,536.67	0.00	0.00	24,536.67	6,928,000.00	9.59%	9.50%
E-RR	05554FAN5	7.367914%	16,454,000.00	16,454,000.00	0.00	101,026.37	0.00	0.00	101,026.37	16,454,000.00	7.19%	7.13%
F-RR	05554FAQ8	7.367914%	12,124,000.00	12,124,000.00	0.00	74,440.49	0.00	0.00	74,440.49	12,124,000.00	5.43%	5.38%
G-RR	05554FAS4	7.367914%	8,659,000.00	8,659,000.00	0.00	19,413.15	0.00	0.00	19,413.15	8,659,000.00	4.16%	4.13%
H-RR*	05554FBA2	7.367914%	28,578,720.00	28,578,720.00	0.00	0.00	0.00	0.00	0.00	28,578,720.00	0.00%	0.00%
S	05554FAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	05554FAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			692,794,720.00	686,339,289.01	28,949.29	3,737,776.13	0.00	0.00	3,766,725.42	686,310,339.72

X-A	05554FAG0	0.624634%	484,956,000.00	478,500,569.01	0.00	249,073.14	0.00	0.00	249,073.14	478,471,619.72
X-D	05554FAY1	3.117914%	6,928,000.00	6,928,000.00	0.00	18,000.75	0.00	0.00	18,000.75	6,928,000.00
Notional SubTotal			491,884,000.00	485,428,569.01	0.00	267,073.89	0.00	0.00	267,073.89	485,399,619.72

Deal Distribution Total					28,949.29	4,004,850.02	0.00	0.00	4,033,799.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05554FAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05554FAB1	720.04310682	2.19312803	4.03704167	0.00000000	0.00000000	0.00000000	0.00000000	6.23016970	717.84997879
A-4	05554FAC9	1,000.00000000	0.00000000	5.43416670	0.00000000	0.00000000	0.00000000	0.00000000	5.43416670	1,000.00000000
A-5	05554FAD7	1,000.00000000	0.00000000	5.67000000	0.00000000	0.00000000	0.00000000	0.00000000	5.67000000	1,000.00000000
A-SB	05554FAE5	1,000.00000000	0.00000000	5.87333285	0.00000000	0.00000000	0.00000000	0.00000000	5.87333285	1,000.00000000
A-S	05554FAF2	1,000.00000000	0.00000000	6.13992792	0.00000000	0.00000000	0.00000000	0.00000000	6.13992792	1,000.00000000
B	05554FAJ4	1,000.00000000	0.00000000	6.13992791	0.00000000	0.00000000	0.00000000	0.00000000	6.13992791	1,000.00000000
C	05554FAK1	1,000.00000000	0.00000000	6.13992783	0.00000000	0.00000000	0.00000000	0.00000000	6.13992783	1,000.00000000
D	05554FAL9	1,000.00000000	0.00000000	3.54166715	0.00000000	0.00000000	0.00000000	0.00000000	3.54166715	1,000.00000000
E-RR	05554FAN5	1,000.00000000	0.00000000	6.13992768	0.00000000	0.00000000	0.00000000	0.00000000	6.13992768	1,000.00000000
F-RR	05554FAQ8	1,000.00000000	0.00000000	6.13992824	0.00000000	0.00000000	0.00000000	0.00000000	6.13992824	1,000.00000000
G-RR	05554FAS4	1,000.00000000	0.00000000	2.24196212	3.89796512	14.64633214	0.00000000	0.00000000	2.24196212	1,000.00000000
H-RR	05554FBA2	1,000.00000000	0.00000000	0.00000000	6.13992789	75.84087251	0.00000000	0.00000000	0.00000000	1,000.00000000
S	05554FAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	05554FAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05554FAG0	986.68862538	0.00000000	0.51359946	0.00000000	0.00000000	0.00000000	0.00000000	0.51359946	986.62893071
X-D	05554FAY1	1,000.00000000	0.00000000	2.59826068	0.00000000	0.00000000	0.00000000	0.00000000	2.59826068	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/26 - 05/30/26	30	0.00	53,288.95	0.00	53,288.95	0.00	0.00	0.00	53,288.95	0.00
A-4	05/01/26 - 05/30/26	30	0.00	576,021.67	0.00	576,021.67	0.00	0.00	0.00	576,021.67	0.00
A-5	05/01/26 - 05/30/26	30	0.00	2,019,483.90	0.00	2,019,483.90	0.00	0.00	0.00	2,019,483.90	0.00
A-SB	05/01/26 - 05/30/26	30	0.00	40,091.37	0.00	40,091.37	0.00	0.00	0.00	40,091.37	0.00
X-A	05/01/26 - 05/30/26	30	0.00	249,073.14	0.00	249,073.14	0.00	0.00	0.00	249,073.14	0.00
X-D	05/01/26 - 05/30/26	30	0.00	18,000.75	0.00	18,000.75	0.00	0.00	0.00	18,000.75	0.00
A-S	05/01/26 - 05/30/26	30	0.00	505,125.73	0.00	505,125.73	0.00	0.00	0.00	505,125.73	0.00
B	05/01/26 - 05/30/26	30	0.00	196,735.57	0.00	196,735.57	0.00	0.00	0.00	196,735.57	0.00
C	05/01/26 - 05/30/26	30	0.00	127,612.26	0.00	127,612.26	0.00	0.00	0.00	127,612.26	0.00
D	05/01/26 - 05/30/26	30	0.00	24,536.67	0.00	24,536.67	0.00	0.00	0.00	24,536.67	0.00
E-RR	05/01/26 - 05/30/26	30	0.00	101,026.37	0.00	101,026.37	0.00	0.00	0.00	101,026.37	0.00
F-RR	05/01/26 - 05/30/26	30	0.00	74,440.49	0.00	74,440.49	0.00	0.00	0.00	74,440.49	0.00
G-RR	05/01/26 - 05/30/26	30	92,502.15	53,165.64	0.00	53,165.64	33,752.48	0.00	0.00	19,413.15	126,822.59
H-RR	05/01/26 - 05/30/26	30	1,979,807.90	175,471.28	0.00	175,471.28	175,471.28	0.00	0.00	0.00	2,167,435.06
Totals			2,072,310.05	4,214,073.79	0.00	4,214,073.79	209,223.76	0.00	0.00	4,004,850.02	2,294,257.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	4,033,799.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,227,037.93	Master Servicing Fee	2,387.73
Interest Reductions due to Nonrecoverability Determination	(112,671.23)	Certificate Administrator Fee	7,340.40
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	295.51
ARD Interest	0.00	Operating Advisor Fee	2,653.65
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	177.30
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,114,366.70	Total Fees	12,854.59

Principal		Expenses/Reimbursements
Scheduled Principal	28,949.29	Reimbursement for Interest on Advances	1,497.14
Unscheduled Principal Collections		ASER Amount	50,574.66
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	44,590.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	28,949.29	Total Expenses/Reimbursements	96,662.06

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,004,850.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	28,949.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,033,799.31
Total Funds Collected	4,143,315.99	Total Funds Distributed	4,143,315.96

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	686,339,289.62	686,339,289.62	Beginning Certificate Balance	686,339,289.01
(-) Scheduled Principal Collections	28,949.29	28,949.29	(-) Principal Distributions	28,949.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	686,310,340.33	686,310,340.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	686,418,790.89	686,418,790.89	Ending Certificate Balance	686,310,339.72
Ending Actual Collateral Balance	686,389,841.60	686,389,841.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	16	84,917,120.60	12.37%	84	6.9700	2.410071	1.39 or less	19	249,946,675.96	36.42%	87	7.2258	0.967718
10,000,000 to 19,999,999	17	225,959,239.11	32.92%	84	7.1857	2.042518	1.40 to 1.69	14	251,316,141.69	36.62%	84	7.2810	1.497163
20,000,000 to 29,999,999	8	184,091,573.08	26.82%	87	7.3486	1.418932	1.70 to 1.79	1	4,863,395.19	0.71%	85	7.1540	1.770000
30,000,000 to 49,999,999	3	91,342,407.54	13.31%	88	7.3597	2.488294	1.80 to 1.89	1	50,000,000.00	7.29%	88	7.8500	1.880000
50,000,000 to 64,999,999	2	100,000,000.00	14.57%	84	6.6798	1.730000	1.90 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
65,000,000 or higher	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	2	15,000,000.00	2.19%	86	6.6350	2.040000
Totals	46	686,310,340.33	100.00%	86	7.1521	1.934522	2.50 or more	9	115,184,127.49	16.78%	85	6.4754	5.003598
							Totals	46	686,310,340.33	100.00%	86	7.1521	1.934522
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	1,762,240.46	0.26%	87	6.7631	2.171675	South Carolina	4	8,315,244.45	1.21%	86	6.4474	2.267730
Arizona	3	2,632,041.86	0.38%	84	6.4530	6.600000	Tennessee	2	4,151,504.06	0.60%	41	8.6828	2.305388
California	4	45,685,309.77	6.66%	86	6.9176	1.069868	Texas	10	100,241,538.84	14.61%	88	7.3012	1.499414
Colorado	1	385,326.03	0.06%	84	6.4530	6.600000	Virginia	1	6,037,735.85	0.88%	88	6.8150	1.430000
Florida	16	41,424,716.95	6.04%	87	7.8787	1.979859	Washington	2	6,729,118.77	0.98%	86	6.9750	0.570000
Georgia	7	64,623,204.89	9.42%	88	7.5966	1.786902	Wisconsin	7	7,198,293.11	1.05%	86	6.5744	3.226926
Illinois	5	36,423,201.61	5.31%	88	7.9566	1.119873	Totals	140	686,310,340.33	100.00%	86	7.1521	1.934522
Indiana	13	50,531,495.78	7.36%	87	6.9843	1.535800
									Property Type³
Kansas	1	1,430,003.88	0.21%	87	6.4458	1.020000
Kentucky	2	9,129,988.77	1.33%	88	6.6899	1.291136		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	4,344,811.05	0.63%	87	6.4458	1.020000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	17,385,079.46	2.53%	86	8.0370	0.994116	Industrial	4	55,477,500.00	8.08%	87	6.9683	1.809343
Massachusetts	4	51,443,443.56	7.50%	80	5.5360	1.720855	Lodging	9	90,624,712.55	13.20%	87	8.1865	1.274217
Michigan	6	5,370,099.36	0.78%	84	6.4530	6.600000	Mixed Use	1	50,000,000.00	7.29%	80	5.5095	1.580000
Mississippi	2	26,611,082.37	3.88%	88	7.5453	1.314614	Mobile Home Park	3	12,803,837.39	1.87%	73	8.0738	1.506869
Missouri	1	1,396,080.43	0.20%	87	6.4458	1.020000	Multi-Family	6	96,877,100.91	14.12%	88	7.3569	1.424733
Nevada	1	1,255,172.41	0.18%	86	6.9750	0.570000	Office	64	76,206,464.12	11.10%	78	7.2151	4.765394
New Jersey	3	15,267,342.29	2.22%	48	8.0957	1.687390	Other	2	44,723,826.00	6.52%	88	6.1770	4.189403
New Mexico	1	1,917,979.65	0.28%	87	6.4458	1.020000	Retail	51	259,596,899.37	37.83%	87	7.1743	1.251908
New York	7	52,529,336.01	7.65%	88	6.3214	4.011208	Totals	140	686,310,340.33	100.00%	86	7.1521	1.934522
North Carolina	4	7,784,165.74	1.13%	87	6.4465	1.627970
Ohio	8	60,247,418.78	8.78%	87	7.2955	2.846145
Oklahoma	3	6,622,357.30	0.96%	87	6.4464	1.516462
Oregon	5	10,811,287.79	1.58%	86	6.8654	1.835615
Pennsylvania	11	36,623,719.08	5.34%	86	8.0143	2.081642

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999 or less	3	90,000,000.00	13.11%	84	5.6764	2.886667	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.99999	20	229,277,189.48	33.41%	86	6.6576	2.218968	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000 to 7.49999	9	143,415,895.19	20.90%	88	7.2936	1.590546	25 months or greater	46	686,310,340.33	100.00%	86	7.1521	1.934522
	7.50000 to 8.49999	11	167,021,010.73	24.34%	84	7.9625	1.469229	Totals	46	686,310,340.33	100.00%	86	7.1521	1.934522
	8.50000 or greater	3	56,596,244.93	8.25%	84	8.7522	1.512856
	Totals	46	686,310,340.33	100.00%	86	7.1521	1.934522
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	110 months or less	46	686,310,340.33	100.00%	86	7.1521	1.934522	Interest Only	35	537,577,189.48	78.33%	85	6.8598	2.111213
111 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	357 months or less	11	148,733,150.85	21.67%	86	8.2086	1.295895
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	686,310,340.33	100.00%	86	7.1521	1.934522	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	686,310,340.33	100.00%	86	7.1521	1.934522
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	57,000,000.00	8.31%	77	7.9904	1.421579			No outstanding loans in this group
	12 months or less	42	623,433,239.42	90.84%	86	7.0688	1.993058
	13 months to 24 months	1	5,877,100.91	0.86%	86	7.8600	0.700000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	686,310,340.33	100.00%	86	7.1521	1.934522
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30510040	RT	Various	Various	Actual/360	6.446%	155,922.47	0.00	0.00	N/A	09/06/33	--	28,091,573.08	28,091,573.08	06/06/26
1A4	30510050				Actual/360	6.446%	82,064.46	0.00	0.00	N/A	09/06/33	--	14,785,038.46	14,785,038.46	06/06/26
1A8	30510054				Actual/360	6.446%	38,296.75	0.00	0.00	N/A	09/06/33	--	6,899,684.62	6,899,684.62	06/06/26
1A11	30510057				Actual/360	6.446%	29,178.48	0.00	0.00	N/A	09/06/33	--	5,256,903.22	5,256,903.22	06/06/26
1A15	30510061				Actual/360	6.446%	43,767.71	0.00	0.00	N/A	09/06/33	--	7,885,353.85	7,885,353.85	06/06/26
1A17	30510063				Actual/360	6.446%	27,354.82	0.00	0.00	N/A	09/06/33	--	4,928,346.15	4,928,346.15	06/06/26
2A1-1	30321931	MF	Various	TX	Actual/360	7.364%	190,236.67	0.00	0.00	N/A	10/06/33	--	30,000,000.00	30,000,000.00	05/06/26
2A1-2	30321932				Actual/360	7.364%	21,496.74	0.00	0.00	N/A	10/06/33	--	3,390,000.00	3,390,000.00	05/06/26
2A2-1	30321934				Actual/360	7.364%	103,393.63	0.00	0.00	N/A	10/06/33	--	16,305,000.00	16,305,000.00	05/06/26
2A2-2	30321935				Actual/360	7.364%	103,393.63	0.00	0.00	N/A	10/06/33	--	16,305,000.00	16,305,000.00	05/06/26
3A7	30321936	OF	Various	Various	Actual/360	6.453%	104,691.66	0.00	0.00	N/A	06/06/33	--	18,840,448.16	18,840,448.16	06/06/26
3A9	30321937				Actual/360	6.453%	46,247.29	0.00	0.00	N/A	06/06/33	--	8,322,722.24	8,322,722.24	06/06/26
3A10	30321938				Actual/360	6.453%	32,525.56	0.00	0.00	N/A	06/06/33	--	5,853,343.12	5,853,343.12	06/06/26
3A11	30321939				Actual/360	6.453%	27,443.44	0.00	0.00	N/A	06/06/33	--	4,938,758.24	4,938,758.24	06/06/26
3A14	30321940				Actual/360	6.453%	60,985.43	0.00	0.00	N/A	06/06/33	--	10,975,018.34	10,975,018.34	06/06/26
4A3	30321941	MU	Cambridge	MA	Actual/360	5.510%	237,214.58	0.00	0.00	02/10/33	02/10/38	--	50,000,000.00	50,000,000.00	06/10/26
5A1	30510167	RT	Woodstock	GA	Actual/360	7.850%	337,986.11	0.00	0.00	N/A	10/06/33	--	50,000,000.00	50,000,000.00	06/06/26
6A3	30510004	RT	Various	Various	Actual/360	6.975%	120,125.00	0.00	0.00	N/A	08/06/33	--	20,000,000.00	20,000,000.00	06/06/26
6A4	30510005				Actual/360	6.975%	93,096.88	0.00	0.00	N/A	08/06/33	--	15,500,000.00	15,500,000.00	06/06/26
6A6	30510007				Actual/360	6.975%	60,062.50	0.00	0.00	N/A	08/06/33	--	10,000,000.00	10,000,000.00	06/06/26
7A5	30321946	98	New York	NY	Actual/360	5.885%	152,029.17	0.00	0.00	N/A	10/01/33	--	30,000,000.00	30,000,000.00	06/01/26
7A8	30321949				Actual/360	5.885%	50,676.39	0.00	0.00	N/A	10/01/33	--	10,000,000.00	10,000,000.00	06/01/26
8A2	30510108	RT	Various	Various	Actual/360	6.815%	58,684.72	0.00	0.00	N/A	10/06/33	--	10,000,000.00	10,000,000.00	06/06/26
8A3	30510109				Actual/360	6.815%	117,369.44	0.00	0.00	N/A	10/06/33	--	20,000,000.00	20,000,000.00	06/06/26
8A4	30510110				Actual/360	6.815%	58,684.72	0.00	0.00	N/A	10/06/33	--	10,000,000.00	10,000,000.00	06/06/26
9	30321952	LO	Various	Various	Actual/360	8.767%	236,725.52	14,619.33	0.00	N/A	09/01/33	--	31,357,026.87	31,342,407.54	06/01/26
10A1	30510041	MF	Indianapolis	IN	Actual/360	7.220%	155,430.56	0.00	0.00	N/A	09/06/33	--	25,000,000.00	25,000,000.00	01/06/25
11	30510141	RT	Oxford	MS	Actual/360	7.640%	161,182.78	0.00	0.00	N/A	10/06/33	--	24,500,000.00	24,500,000.00	06/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
12	30510074	IN	Lancaster	OH	Actual/360	7.150%	141,609.72	0.00	0.00	N/A	10/06/33	--	23,000,000.00	23,000,000.00	06/06/26
13	30321953	Various Various		IL	Actual/360	8.650%	163,869.44	0.00	0.00	N/A	10/06/33	--	22,000,000.00	22,000,000.00	05/06/26
14	30321954	RT	Grove City	OH	Actual/360	8.070%	149,407.08	0.00	0.00	N/A	10/06/33	--	21,500,000.00	21,500,000.00	06/06/26
15	30510027	LO	Austin	TX	Actual/360	7.419%	121,862.23	0.00	0.00	N/A	09/06/33	--	19,075,000.00	19,075,000.00	06/06/26
16	30321955	LO	Tampa	FL	Actual/360	8.280%	120,718.67	7,355.37	0.00	N/A	10/06/33	--	16,931,089.52	16,923,734.15	06/06/26
17A2	30321956	IN	Temecula	CA	Actual/360	6.635%	57,134.72	0.00	0.00	N/A	08/01/33	--	10,000,000.00	10,000,000.00	06/01/26
17A4	30321957				Actual/360	6.635%	28,567.36	0.00	0.00	N/A	08/01/33	--	5,000,000.00	5,000,000.00	06/01/26
18	30321958	LO	Baltimore	MD	Actual/360	8.290%	107,079.17	0.00	0.00	N/A	08/06/33	--	15,000,000.00	15,000,000.00	06/06/26
19	30321959	IN	Elgin	IL	Actual/360	6.990%	72,230.00	0.00	0.00	N/A	10/06/33	--	12,000,000.00	12,000,000.00	06/06/26
20	30321960	RT	New York	NY	Actual/360	7.995%	70,566.98	0.00	0.00	N/A	10/06/33	--	10,250,000.00	10,250,000.00	05/06/26
21	30321961	OF	Montvale	NJ	Actual/360	8.465%	0.00	0.00	0.00	N/A	10/01/28	--	10,000,000.00	10,000,000.00	05/01/24
22	30321962	MF	Jacksonville	FL	Actual/360	7.860%	0.00	0.00	0.00	N/A	08/06/33	--	5,877,100.91	5,877,100.91	08/06/24
23	30510142	IN	Atlanta	GA	Actual/360	7.071%	33,352.04	0.00	0.00	N/A	10/06/33	--	5,477,500.00	5,477,500.00	06/06/26
24	30321963	MH	Bellville	TX	Actual/360	7.685%	35,073.49	0.00	0.00	N/A	10/06/33	--	5,300,000.00	5,300,000.00	06/06/26
25A2-2	30321800	LO	West Conshohocken PA		Actual/360	7.154%	29,983.82	3,800.03	0.00	N/A	07/11/33	--	4,867,195.22	4,863,395.19	06/11/26
26	30321964	MH	Hazlet	NJ	Actual/360	7.620%	27,887.08	0.00	0.00	N/A	10/06/33	--	4,250,000.00	4,250,000.00	06/06/26
27	30321965	LO	San Dimas	CA	Actual/360	7.700%	22,692.66	2,260.95	0.00	N/A	09/06/33	--	3,422,436.62	3,420,175.67	06/06/26
28	30321966	MH	Morristown	TN	Actual/360	9.300%	26,065.13	913.61	0.00	N/A	10/06/28	--	3,254,751.00	3,253,837.39	06/06/26
Totals							4,114,366.70	28,949.29	0.00				686,339,289.62	686,310,340.33
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	19,889,926.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	19,889,926.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A8	19,889,926.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A11	19,889,926.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A15	19,889,926.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A17	19,889,926.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-1	7,333,749.24	0.00	--	--	--	0.00	0.00	190,172.09	190,172.09	0.00	0.00
2A1-2	7,333,749.24	0.00	--	--	--	0.00	0.00	21,489.44	21,489.44	0.00	0.00
2A2-1	7,333,749.24	0.00	--	--	--	0.00	0.00	103,358.53	103,358.53	0.00	0.00
2A2-2	7,333,749.24	0.00	--	--	--	0.00	0.00	103,358.53	103,358.53	0.00	0.00
3A7	26,170,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A9	26,170,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A10	26,170,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A11	26,170,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A14	26,170,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	46,986,745.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	12,566,273.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	6,105,457.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	6,105,457.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	6,105,457.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	77,898,909.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A8	77,898,909.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	5,102,027.70	1,371,225.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	5,102,027.70	1,371,225.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A4	5,102,027.70	1,371,225.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,536,807.96	5,128,300.17	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	0.00	0.00	--	--	05/11/26	8,137,424.29	528,693.06	104,420.82	2,057,577.85	940,337.18	0.00
11	2,687,898.85	667,796.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
12	4,629,914.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	163,822.08	163,822.08	3,368,416.71	0.00
14	2,715,808.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,607,240.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,316,567.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A2	12,146,905.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	12,146,905.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,425,901.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	201,183.43	0.00	--	--	--	0.00	0.00	0.00	0.00	622,657.20	0.00
20	1,229,071.00	0.00	--	--	--	0.00	0.00	70,544.91	70,544.91	0.00	0.00
21	0.00	0.00	--	--	12/11/25	7,975,551.62	237,304.85	(249.38)	1,122,340.07	0.00	0.00
22	0.00	0.00	--	--	12/11/25	3,127,259.69	222,845.56	(102.28)	602,309.70	160,522.62	0.00
23	220,520.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	479,524.31	156,118.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25A2-2	6,444,805.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	223,960.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	342,858.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	900,254.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	582,756,378.04	10,065,891.82				19,240,235.60	988,843.47	756,814.75	4,434,973.20	5,091,933.71	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/26	0	0.00	0	0.00	3	40,877,100.91	2	30,877,100.91	1	10,000,000.00	0	0.00	0	0.00	0	0.00	7.152123%	7.130188%	86
05/15/26	2	22,250,000.00	0	0.00	3	40,877,100.91	2	30,877,100.91	1	10,000,000.00	0	0.00	0	0.00	0	0.00	7.152174%	7.130239%	87
04/17/26	1	10,250,000.00	0	0.00	3	40,877,100.91	2	30,877,100.91	1	10,000,000.00	0	0.00	0	0.00	0	0.00	7.152252%	7.130317%	88
03/17/26	1	10,250,000.00	0	0.00	3	40,877,100.91	2	30,877,100.91	1	10,000,000.00	0	0.00	0	0.00	0	0.00	7.152303%	7.130366%	89
02/18/26	1	10,250,000.00	4	66,000,000.00	3	40,884,568.29	2	30,884,568.29	1	10,000,000.00	0	0.00	0	0.00	0	0.00	7.152442%	7.130505%	90
01/16/26	0	0.00	4	66,000,000.00	3	40,888,156.99	2	30,888,156.99	1	10,000,000.00	0	0.00	0	0.00	0	0.00	7.152495%	7.130558%	91
12/17/25	4	66,000,000.00	0	0.00	3	40,891,721.56	2	30,891,721.56	1	10,000,000.00	0	0.00	0	0.00	0	0.00	7.152547%	7.130610%	92
11/18/25	1	22,000,000.00	0	0.00	3	40,896,540.93	2	30,896,540.93	0	0.00	0	0.00	0	0.00	0	0.00	7.152628%	7.130690%	93
10/20/25	4	66,000,000.00	0	0.00	3	40,900,049.14	2	30,900,049.14	0	0.00	0	0.00	0	0.00	0	0.00	7.152679%	7.130740%	94
09/17/25	0	0.00	0	0.00	3	40,904,814.32	2	30,904,814.32	0	0.00	0	0.00	0	0.00	0	0.00	7.152736%	7.130797%	95
08/15/25	1	10,250,000.00	0	0.00	3	40,908,266.91	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.152772%	7.130833%	96
07/17/25	0	0.00	0	0.00	3	40,911,696.29	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.152809%	7.130869%	97
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1-1	30321931	05/06/26	0	B	190,172.09	190,172.09	48,684.14	30,000,000.00	09/26/25	98
2A1-2	30321932	05/06/26	0	B	21,489.44	21,489.44	0.00	3,390,000.00	09/26/25	98
2A2-1	30321934	05/06/26	0	B	103,358.53	103,358.53	0.00	16,305,000.00	09/26/25	98
2A2-2	30321935	05/06/26	0	B	103,358.53	103,358.53	0.00	16,305,000.00	09/26/25	98
10A1	30510041	01/06/25	16	6	104,420.82	2,057,577.85	954,959.18	25,000,000.00	07/26/24	2		06/26/25
13	30321953	05/06/26	0	B	163,822.08	163,822.08	3,387,000.72	22,000,000.00	11/13/25	98
20	30321960	05/06/26	0	B	70,544.91	70,544.91	0.00	10,250,000.00	07/21/25	98
21	30321961	05/01/24	24	6	(249.38)	1,122,340.07	728,496.35	10,000,000.00	05/05/24	7	09/19/25		11/21/25
22	30321962	08/06/24	21	6	(102.28)	602,309.70	772,176.94	5,956,602.18	10/08/24	2	12/08/25	06/26/25
Totals					756,814.75	4,434,973.20	5,891,317.33	139,206,602.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		13,253,837	3,253,837	0		10,000,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		673,056,503	642,179,402	0		30,877,101

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-26	686,310,340	645,433,239	0	0	0	40,877,101
May-26	686,339,290	623,212,189	22,250,000	0	0	40,877,101
Apr-26	686,382,010	635,254,909	10,250,000	0	0	40,877,101
Mar-26	686,410,445	635,283,344	10,250,000	0	0	40,877,101
Feb-26	686,488,148	569,353,580	10,250,000	66,000,000	0	40,884,568
Jan-26	686,519,461	579,631,304	0	66,000,000	0	40,888,157
Dec-25	686,550,553	579,658,831	66,000,000	0	0	40,891,722
Nov-25	686,596,726	623,700,185	22,000,000	0	10,000,000	30,896,541
Oct-25	686,627,266	579,727,217	66,000,000	0	10,000,000	30,900,049
Sep-25	686,660,548	645,755,734	0	0	10,000,000	30,904,814
Aug-25	686,682,995	635,524,728	10,250,000	0	15,908,267	25,000,000
Jul-25	686,705,283	645,793,587	0	0	15,911,696	25,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1-1	30321931	30,000,000.00	30,000,000.00	127,400,000.00	10/01/23	7,139,185.24	1.51000	12/31/25	10/06/33	I/O
2A1-2	30321932	3,390,000.00	3,390,000.00	127,400,000.00	10/01/23	7,139,185.24	1.51000	12/31/25	10/06/33	I/O
2A2-1	30321934	16,305,000.00	16,305,000.00	127,400,000.00	10/01/23	7,139,185.24	1.51000	12/31/25	10/06/33	I/O
2A2-2	30321935	16,305,000.00	16,305,000.00	127,400,000.00	10/01/23	7,139,185.24	1.51000	12/31/25	10/06/33	I/O
10A1	30510041	25,000,000.00	25,000,000.00	35,920,000.00	07/31/25	4,239,300.14	1.37000	--	09/06/33	I/O
13	30321953	22,000,000.00	22,000,000.00	52,400,000.00	--	2,823,732.54	1.39000	--	10/06/33	328
19	30321959	12,000,000.00	12,000,000.00	20,100,000.00	07/28/23	201,183.43	0.24000	09/30/25	10/06/33	I/O
20	30321960	10,250,000.00	10,250,000.00	19,400,000.00	07/28/23	1,203,670.00	1.45000	12/31/25	10/06/33	I/O
21	30321961	10,000,000.00	10,000,000.00	4,700,000.00	09/30/25		1.62000	--	10/01/28	I/O
22	30321962	5,877,100.91	5,956,602.18	4,100,000.00	11/12/25	364,620.60	0.70000	12/31/24	08/06/33	325
Totals		151,127,100.91	151,206,602.18	646,220,000.00		37,389,247.67

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A1-1	30321931	MF	TX	09/26/25	98

6/11/2026 - A property inspection was completed on May 27, 2026, and the final report is currently under review. The loan remains subject to active cash management, and the Special Servicer continues to enforce compliance with all terms and

	conditions of the loan documents. The Borrower and Special Servicer remain in active discussions regarding the completion of all required renovations.

2A1-2	30321932	Various	Various	09/26/25	98

6/11/2026 - A property inspection was completed on May 27, 2026, and the final report is currently under review. The loan remains subject to active cash management, and the Special Servicer continues to enforce compliance with all terms and

	conditions of the loan documents. The Borrower and Special Servicer remain in active discussions regarding the completion of all required renovations.

2A2-1	30321934	Various	Various	09/26/25	98

6/11/2026 - A property inspection was completed on May 27, 2026, and the final report is currently under review. The loan remains subject to active cash management, and the Special Servicer continues to enforce compliance with all terms and

	conditions of the loan documents. The Borrower and Special Servicer remain in active discussions regarding the completion of all required renovations.

2A2-2	30321935	Various	Various	09/26/25	98

6/11/2026 - A property inspection was completed on May 27, 2026, and the final report is currently under review. The loan remains subject to active cash management, and the Special Servicer continues to enforce compliance with all terms and

	conditions of the loan documents. The Borrower and Special Servicer remain in active discussions regarding the completion of all required renovations.

10A1	30510041	MF	IN	07/26/24	2
	6/11/2026 - Property condition and performance continue to be evaluated (via receiver), including historical reconciliation and turnover of rental income. Amended complaint was filed on 5/4/26.

13	30321953	Various	IL	11/13/25	98

6/11/2026 - Ongoing real estate tax payment and financial reporting defaults. The Borrower has not been responsive to Special Servicer''s attempts to commence workout discussions and has not executed a pre-negotiation letter. The City of

Chicago commenced litigation against the Borrower on 3/20/2026 related to ordinance violations. A subsequent default has been triggered as two of the medical office buildings are not approved for occupancy. The latest title report shows that

	there are multiple liens accru ed on the Property. Special Servicer is pursuing a foreclosure strategy. A Notice of Acceleration was sent out on 5/7/2026.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	30321959	IN	IL	02/06/25	98

6/11/2026 - The Borrower continues to cover operating shortfalls. A new tenant or offer to purchase the Property has not been secured as of 6/1/26 Borrower advised that an aerospace firm is touring the property as a potential tenant. The

Special Servic er is engaged with the Borrower and is monitoring for performance and leasing.

20	30321960	RT	NY	07/21/25	98

6/11/2026 - The Loan remains in default and financial reporting has not been received. A Foreclosure Complaint was filed 5/5/2026. Special Servicer is dual tracking workout negotiations along with the legal foreclosure process.

21	30321961	OF	NJ	05/05/24	7

6/11/2026 - The Loan transferred to Special Servicing on 5/6/2024 due to Payment Default. Special Servicer foreclosed on 11/21/2025 and recorded deed was received on 1/30/2026. Newmark was retained for management & leasing. An owner/user offered to purcha se the property and terms were agreed to subject to a change of use. The property is still in contract to sell to a user. Closing was pushed back to 2026 Q3 due to delay in change of use process.

22	30321962	MF	FL	10/08/24	2

6/11/2026 - Guarantor did not appeal the judgment within the 30-day appeal period. Receiver provided a rent roll dated May 11, 2026, indicating occupancy of 29%. The Property is in poor condition and is facing multiple squatter-related and life-

safety iss ues. The Receiver is obtaining quotes for roof, gutter, and interior repairs, which are expected to exceed $2 million. The Special Servicer will determine the appropriate course of action upon receipt of the repair quotes.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1-1	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A1-2	0.00	0.00	729.79	0.00	0.00	0.00	0.00	0.00	108.79	0.00	0.00	0.00
2A2-1	0.00	0.00	3,510.10	0.00	0.00	0.00	0.00	0.00	523.25	0.00	0.00	0.00
2A2-2	0.00	0.00	3,510.10	0.00	0.00	0.00	0.00	0.00	523.25	0.00	0.00	0.00
10A1	0.00	0.00	5,381.94	0.00	0.00	50,574.66	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	(601.12)	0.00	0.00	0.00
19	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	942.97	0.00	0.00	0.00
21	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	72,893.06	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	39,778.18	0.00	0.00	0.00	0.00
Total	0.00	0.00	44,590.26	0.00	0.00	50,574.66	0.00	112,671.23	1,497.14	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		209,333.29

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28